Investment Strategy - Diamond Hill Securitized Total Return Fund	Jun. 06, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests at least 80% of its net assets at the time of purchase (plus any amount borrowed for investment purposes) in securitized bond investments. Securitized bond investments are also referred to as “structured product securities” or “structured products.” Securitized bond investments include interests in pools of secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as agency and non-agency mortgage-backed securities ("MBS") (including commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities ("RMBS"), and collateralized mortgage obligations ("CMOs")), asset-backed securities ("ABS"), and other similar securities and related instruments.
Agency MBS are issued or guaranteed by the US government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association ("GNMA" or “Ginnie Mae”), the Federal National Mortgage Association ("FNMA" or “Fannie Mae”), the Student Loan Marketing Association ("SLMA" or “Sallie Mae”) or the Federal Home Loan Mortgage Corporation ("FHLMC" or “Freddie Mac”).
Under normal circumstances, the fund will maintain an average portfolio duration of plus or minus two of the duration of the Bloomberg US Securitized MBS, ABS, CMBS Index . The Bloomberg US Securitized MBS, ABS, CMBS Index measures the performance of all USD-denominated, investment grade, securitized issues within the Bloomberg US Aggregate Bond Index. Duration of the Bloomberg US Securitized MBS, ABS, CMBS Index was 5.88 as of its last reconstitution date of April 30, 2025. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “six” means that a security’s or portfolio’s price would be expected to decrease by approximately 6% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
The fund may also invest in other fixed income instruments, which include bonds, debt or credit securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities at the discretion of the Diamond Hill Capital Management, Inc. (the “Adviser”).
The fund may invest up to 15% of its assets in below investment grade securities, including those referred to as “junk bonds” (or the unrated equivalent) at the time of purchase.
When selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed income markets, such as the diversity of participants working with different objectives and repeated temporary supply-demand imbalances. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for income and/or capital appreciation in relation to the risk borne.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal market conditions, the fund invests at least 80% of its net assets at the time of purchase (plus any amount borrowed for investment purposes) in securitized bond investments. Securitized bond investments are also referred to as “structured product securities” or “structured products.” Securitized bond investments include interests in pools of secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as agency and non-agency mortgage-backed securities ("MBS") (including commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities ("RMBS"), and collateralized mortgage obligations ("CMOs")), asset-backed securities ("ABS"), and other similar securities and related instruments.